Details of Cash, Cash Equivalents, and Restricted Cash (Detail) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015		Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012	[1]
Cash and Cash Equivalents [Line Items]
Cash and deposits in bank	$ 58,391	$ 28,780
Time deposits	199,064	151,739
Bonds acquired under repurchase agreements	17,028
Total cash and cash equivalents	274,483	180,519		$ 194,211		$ 161,720
Restricted cash (Note 2)	46,694	21,637
Total cash ,cash equivalents, and restricted cash	$ 321,177	$ 202,156	[1]	$ 215,892	[1]	$ 179,584	[1]	$ 172,509

[1]	The restricted cash is only included in the amount of "as adjusted" item.